DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2023	2022	2021
Pre tax income	$876,539	$1,564,849	$2,045,713

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	933,918	745,787	806,761
Other	12,082	(6,043)	-
Temporary differences	(84,185)	60,256	281,431
Income tax	$861,815	$800,000	$1,088,192

Schedule of reconciliation of effective income tax [Table Text Block]
	2023	2022	2021
Tax in Ghana at 35%	$933,918	$745,787	$806,761
Accrual for tax - current year	800,000	800,000	800,000
	133,918	(54,213)	6,671
Unaccrued tax payments related to previous years	(61,815)	-	-
Differences, current year	72,103	(54,213)	6,671
Cumulative differences, prior year	(47,452)	6,671	-
Cumulative differences, current year	24,651	(47,452)	6,671
Valuation allowance	(24,651)	47,452	(6,671)
Total deferred income tax asset (liability)	$-	$-	$-